Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Equity
12.	Equity

Ordinary shares and Pre-funded Warrant

On November 23, 2022, the Company issued 58,472,736 ordinary shares for a registered direct offering of approximately $15.0 million. The aggregate proceeds the Company received from this offering, net of commissions and other offering expenses, were $13.7 million. The offering consisted of (1) 3,654,546 ADSs and 1,800,000 pre-funded warrants to purchase ADSs (“Pre-Funded Warrant”) and (2) 5,454,546 ADSs warrants to purchase ADSs (“Warrant”). Each Warrant is exercisable to purchase one ADS for $2.75 and each Pre-Funded Warrant is exercisable to purchase one ADS for $0.001. Each ADS represents sixteen (16) Class A ordinary shares of the Company. The Pre-Funded Warrant became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-Funded Warrant are exercised in full. The Warrant has a term of five years from the issuance date. On November 25, 2022, 800,000 pre-funded warrants had been exercised, 12,800,000 ordinary shares were issued upon such exercise.

The Company determined that the Pre-Funded Warrant meet the requirements for equity classification. The Pre-Funded warrants were recorded at their fair value on the date of issuance as a component of total equity. In addition, since these Pre-Funded warrants are exercisable for a nominal amount, they have been shown as exercised when issued and as outstanding common stock in the consolidated financial statements and earnings per share calculations. 1,000,000 pre-funded warrants had been exercised on January 30, 2024.

On October 24, 2024, the Company issued 58,024,480 ordinary shares for a registered direct offering of approximately $1.1 million. The aggregate proceeds the Company received from this offering, net of commissions and other offering expenses, were $0.9 million. The offering consisted of (1) 241,677 ADSs and 520,042 pre-funded warrants to purchase ADSs (“Pre-Funded Warrant”) and (2) 761,719 ADSs warrants to purchase ADSs(“Warrant”). Each Warrant is exercisable to purchase one ADS for $1.45 and each Pre-Funded Warrant is exercisable to purchase one ADS for $0.001. Each ADS represents two hundred and forty (240) Class A ordinary shares of the Company. The Pre-Funded Warrant became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-Funded Warrant are exercised in full. The Warrant has a term of five years from the issuance date. In October 2024, 520,042 pre-funded warrants had been exercised, 124,810,080 ordinary shares were issued upon such exercise.

On February 10, 2025, the Company held an annual general meeting of shareholders. Passing the resolutions that the authorized share capital be increased from US$100,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, (ii) 60,000,000 Class B Ordinary Shares of a par value of US$0.0001 each and (iii) 140,000,000 shares of a par value of US$0.0001 each to US$3,000,000 divided into 30,000,000,000 shares comprising of (i) 24,000,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, (ii) 1,800,000,000 Class B Ordinary Shares of a par value of US$0.0001 each, and (iii) 4,200,000,000 shares of a par value of US$0.0001 each of such class or classes as the Board may determine, by the creation of (i) 23,200,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, (ii) 1,740,000,000 Class B Ordinary Shares of a par value of US$0.0001 each and (iii) 4,060,000,000 shares of a par value of US$0.0001 each of such class or classes as the Board may determine.

On March 3, 2025, the Company entered into certain securities purchase agreement with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell up to an aggregate of 7,357,500,000 Class A ordinary shares, par value $0.0001 per share, at a price of $0.0031317 per Share, for an aggregate purchase price of approximately $23.0 million. Upon satisfying all closing conditions, the Offering was consummated on June 27, 2025. The Company issued an aggregate of 7,357,500,000 Class A Ordinary Shares to the Purchasers.

Warrant

On November 23, 2022, the Warrant are classified as a liability and the fair value allocated to the Warrant was RMB36.8 million. On October 28, 2024, the Warrant are classified as a liability and the fair value allocated to the Warrant was RMB6.9 million. The Warrant liability will be re-measured at each reporting period until the warrant are exercised or expire and any changes will be recognized in the statement of operations and comprehensive loss. The fair value of Warrant were RMB68.6 million and RMB26.4 million as of December 31, 2024 and June 30, 2025, respectively. No warrants were exercised as of June 30, 2025.